Concentration of Credit Risk and Off-Balance Sheet Risk - Additional Information (Detail) - Customer		3 Months Ended		9 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Concentration Risk [Line Items]
Number of customers representing more than 10% of accounts receivable	0	0		0		0
Number of customers representing more than 10% of revenue		0	0	0	0
Minimum [Member]
Concentration Risk [Line Items]
Fixed income corporate debt securities, maturity period	3 months
Minimum [Member] | U.S. Treasury Securities [Member]
Concentration Risk [Line Items]
Fixed income debt securities, maturity period	3 months
Minimum [Member] | Non-U.S. Government Securities [Member]
Concentration Risk [Line Items]
Fixed income debt securities, maturity period	2 months
Maximum [Member]
Concentration Risk [Line Items]
Fixed income corporate debt securities, maturity period	13 months
Maximum [Member] | U.S. Treasury Securities [Member]
Concentration Risk [Line Items]
Fixed income debt securities, maturity period	4 months
Maximum [Member] | Non-U.S. Government Securities [Member]
Concentration Risk [Line Items]
Fixed income debt securities, maturity period	11 months